Leuthold Core ETF
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Fair Value
INVESTMENT COMPANIES - 96.62%
Exchange Traded Funds - 96.62%
Communication Services Select Sector SPDR Fund	16,035	$1,082,042
Consumer Discretionary Select Sector SPDR Fund	5,166	830,589
Direxion Shares ETF Trust-Direxion Daily S&P 500 Bear 1x Shares	61,266	1,128,519
Fidelity MSCI Consumer Staples Index ETF	18,960	771,293
Health Care Select Sector SPDR Fund	3,217	364,936
Invesco CurrencyShares British Pound Sterling Trust (a)	342	45,185
Invesco CurrencyShares Euro Currency Trust (a)	2,145	246,117
Invesco CurrencyShares Japanese Yen Trust (a)	1,316	120,361
iShares 5-10 Year Investment Grade Corporate Bond ETF	3,314	204,772
iShares 7-10 Year Treasury Bond ETF	1,072	128,586
iShares Core MSCI Emerging Markets ETF	5,361	332,596
iShares Floating Rate Bond ETF	3,558	180,462
iShares Gold Trust (a)	33,484	607,065
iShares iBoxx $ Investment Grade Corporate Bond ETF	829	114,510
iShares MBS ETF	2,388	262,990
iShares Nasdaq Biotechnology ETF	3,217	487,343
iShares U.S. Broker-Dealers & Securities Exchanges ETF	7,701	612,538
iShares U.S. Healthcare Providers ETF	3,168	743,466
iShares U.S. Home Construction ETF	6,482	361,696
SPDR Bloomberg Barclays International Corporate Bond ETF	4,923	186,582
SPDR Bloomberg Barclays International Treasury Bond ETF	18,277	570,791
SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	7,408	199,646
SPDR S&P Homebuilders ETF	2,729	157,300
SPDR S&P Regional Banking ETF	4,728	245,620
SPDR S&P Retail ETF	1,998	128,511
SPDR S&P Semiconductor ETF	1,365	233,115
Technology Select Sector SPDR Fund	14,817	1,926,507
TOTAL INVESTMENT COMPANIES (Cost $10,879,973)		$12,273,138

SHORT-TERM INVESTMENTS - 3.68%
Money Market Funds - 3.68%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (b)	467,669	$467,669
TOTAL SHORT-TERM INVESTMENTS (Cost $467,669)		$467,669

Total Investments (Cost $11,347,642) - 100.30%		$12,740,807
Liabilities in Excess of Other Assets - (0.30)%		(38,617)
TOTAL NET ASSETS - 100.00%		$12,702,190

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core ETF

Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,273,138	$–	$–	$12,273,138
Money Market Funds	467,669	–	–	467,669
Total Investments in Securities	$12,740,807	$–	$–	$12,740,807

The Fund did not invest in any Level 3 securities during the period.